Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation
The Company recognized stock-based compensation for all stock options in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$637	$657	$58
Research and development	7,240	6,059	621
Sales and marketing	3,823	640	140
General and administrative	13,663	4,701	474

Total stock-based compensation	$25,363	$12,057	$1,293

Schedule of Stock Option Activity
Stock option activity for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Number of Shares Underlying Outstanding Options	Weighted- Ave rage Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—January 1, 2019	977,513	$5.24	9.5	$2,943
Options granted	913,090	8.25	7.5	206
Options exercised	(8,545)	5.96	0.5	21
Options cancelled	(282,413)	7.31		330

Outstanding—December 31, 2019	1,599,645	$6.58	8.8	$3,020
Options granted	37,663,242	0.45	9.4	363,941
Options exercised	(12,221,364)	0.20	9.5	121,106
Options cancelled	(1,309,020)	1.58		—

Outstanding—December 31, 2020	25,732,503	$0.56	9.5	$245,746
Options assumed through acquisition	823,114	5.05	8.3	125
Options granted	645,796	10.26	9.3	—
Options exercised	(2,155,348)	0.22		10,742
Options cancelled	(916,969)	0.30		4,492

Outstanding—December 31, 2021	24,129,096	$1.01	8.6	$100,992

Vested and expected to vest-December 31, 2021	24,129,096	$1.01	8.6	$100,992

Exercisable—December 31, 2021	9,332,369	$0.74	8.5	$41,587

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2021.

Options Outstanding			Options Exercisable
Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
5,548,717	8.4	$0.18	3,492,915	8.4	$0.18
9,602,898	8.7	$0.21	3,138,238	8.7	$0.21
7,524,114	8.8	$1.42	2,194,532	8.8	$1.42
40,581	6.1	$1.49	39,927	6.1	$1.49
766,989	7.8	$5.24	466,757	7.8	$5.24
645,797	9.4	$10.26	—	9.4	$—

24,129,096			9,332,369

Schedule of Stock Options Valuation Assumptions
The weighted-average assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options granted during the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
Expected term (in years)	6.0	5.0—6.1	6
Risk-free interest rate	1.0%	0.3—1.5%	1.5%—2.4%
Expected volatility	63.2%	57.4%—63.3%	55.3%—58.0%
Expected dividend rate	0%	0%	0%
The weighted-average assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options assumed during the year ended December 31, 2021 were as follows:

Year Ended December 31,
2021
Expected term (in years)	3.1—5.6
Risk-free interest rate	0.8%—1.3%
Expected volatility	44.1%—48.6%
Expected dividend rate	0%

Schedule of Nonvested Restricted Stock Awards Activity
A summary of RSAs activity under the Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – January 1, 2020	34,865	$0.58
Granted during the year	1,617,264	0.46
Canceled during the year	(105,921)	0.35
Vested during the year	(1,505,454)	0.52

Unvested – December 31, 2020	40,754	$0.67
Granted during the year	—	—
Canceled during the year	—	—
Vested during the year	(23,288)	0.67

Unvested – December 31, 2021	17,466	$0.67

A summary of RSUs activity under the Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – January 1, 2021	—	$—
Assumed through acquisition	4,490,980	6.55
Granted during the year	5,224,504	9.39
Canceled during the year	(552,072)	8.89
Vested during the year	(509,786)	10.30

Unvested – December 31, 2021	8,653,626	$7.90